Condensed Consolidated Balance Sheets (Parenthetical) - CIK 0001441693 Pro Farm Group, Inc - $ / shares shares in Thousands	Jun. 30, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000	250,000
Common stock, shares issued	182,624	182,224
Common stock, shares outstanding	182,624	182,224